PROVISIONS	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
PROVISIONS	PROVISIONS
On April 30, 2024, ArcelorMittal completed the sale and transfer of certain environmental obligations related to several industrial wastelands including the Chertal site, blast furnaces B and 6 and the coke plant in Liège (Belgium) to different private investors and the Walloon Region. Accordingly, the Company derecognized 148 environmental provisions and recognized current and non-current liabilities for the same amount with respect to the funding of such obligations.
Provisions as of June 30, 2024 and December 31, 2023 are comprised of the following:

	June 30, 2024	December 31, 2023
Environmental	459	620
Emission rights	160	29
Asset retirement obligations	367	380
Site restoration	114	147
Staff related obligations	145	162
Voluntary separation plans	36	32
Litigation and contingencies (see note 14)	317	349
Tax claims	81	81
Other legal claims and contingencies	236	268
Commercial agreements and onerous contracts	24	29
Other	240	317
Total	1,862	2,065
Short-term provisions	455	588
Long-term provisions	1,407	1,477
Total	1,862	2,065